Income Taxes	6 Months Ended
Jun. 30, 2023
Major components of tax expense (income) [abstract]
Income Taxes

6. INCOME TAXES

	SIX MONTHS ENDED JUNE 30,
TAX CREDIT FOR THE PERIOD	2022	2023
Current income credit / (tax)
- Current year	$(1,485)	$(774)
- Prior years	—	—
Total current income credit / (tax)	(1,485)	(774)
Deferred income tax credit
- Current year	—	—
- Prior years	—	—
Total deferred income credit	—	—
Total income tax credit/(expense)	$(1,485)	$(774)

Reconciliation of effective tax rate:

	SIX MONTHS ENDED JUNE 30,
	2022	2023
Loss for the period before taxation	$202,083	$93,026
Tax benefit at standard U.K. rate at 19%	38,396	17,675
Difference in overseas tax rates	402	206
Expenses not deductible for tax purposes	—	—
Tax losses for which no deferred tax asset was recognized	(36,974)	(13,960)
Share-based payment (not deductible for tax purposes)	(3,309)	(4,695)
Income tax credit/(expense)	$(1,485)	$(774)
Effective tax rate	-1%	-1%

In the March 3, 2021 U.K. budget, it was announced that the U.K. tax rate will increase to 25% from April 1, 2023. This will not have a consequential effect on the Group’s recognized deferred taxes, however the Group has substantial unrecognized U.K. net operating losses.